Deferred Offering Costs	12 Months Ended
Dec. 31, 2023
Deferred Offering Costs [Abstract]
DEFERRED OFFERING COSTS

NOTE 6 – DEFERRED OFFERING COSTS

Deferred offering costs are expenses directly related to the Company’s planned initial public offering (“IPO”). The deferred offering costs will offset against the IPO proceeds and will be reclassified to additional paid-in capital upon completion of the IPO.